Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals)		12 Months Ended
		Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 ¥ / shares shares
Income Statement [Abstract]
Earnings per share, Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (1.68)	$ (0.24)	¥ 0.43	¥ 0.74
Weighted average number of shares, Diluted	[1]	118,512,959	118,512,959	111,110,000	111,110,000

[1]	Retrospectively restated for effect of stock split (see Note 14).